Plan Assets Related to Pension Benefits by Level within the Fair Value Hierarchy (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Plan assets	$ 2,550		$ 2,522		$ 2,334
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets
Plan assets	2,537		2,507
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1
Plan assets	2,036	[1]	1,870	[2]
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2
Plan assets	501	[1]	637	[2]
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3
Plan assets	0	[1]	0	[2]
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets
Plan assets	45		36
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1
Plan assets	45	[1]	36	[2]
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2
Plan assets	0	[1]	0	[2]
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | International
Plan assets	351		376
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Large Cap Funds
Plan assets	426		292
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Small and Mid Cap Funds
Plan assets	214		248
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | International
Plan assets	351	[1]	376	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Large Cap Funds
Plan assets	426	[1]	292	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Small and Mid Cap Funds
Plan assets	214	[1]	248	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | International
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Large Cap Funds
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Small and Mid Cap Funds
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | International
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Large Cap Funds
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Small and Mid Cap Funds
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Consumer
Plan assets	107		108
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Public Utility, Equities
Plan assets	48		56
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Banks, Trust and Insurance, Equities
Plan assets	21		35
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Health Businesses
Plan assets	58		42
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Industry
Plan assets	62		69
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Information Systems and Technology
Plan assets	136		130
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Materials Businesses
Plan assets	17		21
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Exchange Traded Funds
Plan assets	116		128
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Consumer
Plan assets	107	[1]	108	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Public Utility, Equities
Plan assets	48	[1]	56	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Banks, Trust and Insurance, Equities
Plan assets	21	[1]	35	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Health Businesses
Plan assets	58	[1]	42	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Industry
Plan assets	62	[1]	69	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Information Systems and Technology
Plan assets	136	[1]	130	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Materials Businesses
Plan assets	17	[1]	21	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Exchange Traded Funds
Plan assets	116	[1]	128	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Consumer
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Public Utility, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Banks, Trust and Insurance, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Health Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Industry
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Information Systems and Technology
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Materials Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Exchange Traded Funds
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Consumer
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Public Utility, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Banks, Trust and Insurance, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Health Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Industry
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Information Systems and Technology
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Materials Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Exchange Traded Funds
Plan assets	0	[1]	0	[2]
Fixed Income Securities | Fair Value, Inputs, Level 3 | International
Plan assets			0		38
Fixed Income Securities | Fair Value, Inputs, Level 3 | Corporate | Investment grade
Plan assets			0		82
Fixed Income Securities | Fair Value, Inputs, Level 3 | Corporate | Noninvestment grade
Plan assets			0		26
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | International
Plan assets	103		118
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Corporate | Investment grade
Plan assets	398		519
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | US Treasury Securities
Plan assets	435		329
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | International
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Corporate | Investment grade
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | US Treasury Securities
Plan assets	435	[1]	329	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | International
Plan assets	103	[2]	118	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Corporate | Investment grade
Plan assets	398	[2]	519	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | US Treasury Securities
Plan assets	0	[1]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | International
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Corporate | Investment grade
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | US Treasury Securities
Plan assets	$ 0	[1]

[1]	Schedule does not include accrued income amounting to less than 0.5% of total plan assets.
[2]	Schedule does not include accrued income amounting to less than 0.6% of total plan assets.